8. CONVERTIBLE NOTES PAYABLE, RELATED PARTY (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		41 Months Ended	44 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Convertible notes issued to officers and key employees	$ 280,000					$ 280,000
Interest rate	8.00%					8.00%
Maturity date	Dec. 31, 2014
Gain from change in fair value of derivative liabilities	41,408	(1,110,140)	782,556	174,719	1,046,516	1,087,924
Amortization of debt discounts	272,057	136,560	816,642	255,543	1,124,407	1,396,464
Accrued interest expense	27,956					27,956
Convertible Notes Related party
Convertible notes issued to officers and key employees			280,000		280,000
Interest rate			8.00%		8.00%
Maturity date			Dec. 31, 2014
Fair value of debt derivative			53,699		53,699
Gain from change in fair value of derivative liabilities			140,769
Dividend yield			0.00%
Expected volatility			157.27%
Weighted average risk-free interest rate			0.13%
Expected life			1 year
Estimated fair value of the Company's common stock, per share			$ 0.0072		$ 0.0072
Amortization of debt discounts			131,047	191
Accrued interest expense			$ 22,433		$ 22,433